Leases	12 Months Ended
Mar. 31, 2015
Leases

17.    Leases:

NTT Group leases certain office space, employees’ residential facilities and other assets, recorded as either capital leases or operating leases.

Capital Lease—Lessee—

Assets acquired under capital leases at March 31, 2014 and 2015 are as follows:

Class of property	2014	2015
	Millions of yen
Buildings	¥10,291	¥18,757
Machinery, vehicles and tools	88,282	86,695
Accumulated depreciation	(55,791)	(59,554)

Total	¥42,782	¥45,898

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments at March 31, 2015 are as follows:

Year ending March 31	Millions of yen
2016	¥21,900
2017	16,968
2018	11,480
2019	6,579
2020	3,601
Thereafter	8,653

Total minimum lease payments	69,181
Less—Amount representing interest	14,195

Present value of net minimum lease payments	54,986
Less—Current obligation	20,604

Long-term capital lease obligations	¥34,382

Operating Lease—Lessee—

Rental expenses under operating leases for land, buildings and equipment for the fiscal years ended March 31, 2013, 2014 and 2015 were ¥227,024 million, ¥246,211 million and ¥267,544 million, respectively.

Minimum future rental payments under operating leases that have initial or remaining non-cancellable lease terms in excess of one year at March 31, 2015 are as follows.

Year ending March 31	Millions of yen
2016	¥38,230
2017	28,367
2018	21,203
2019	16,341
2020	10,571
Thereafter	22,410

Total	¥137,122